Lease liabilities	12 Months Ended
Dec. 31, 2020
Lease liabilities.
Lease liabilities

10.            Lease liabilities

Lease obligations relate to the Company’s rent of warehouse spaces and kiosk locations to promote vehicle sales. The term of leases related to warehouse spaces expire on August 31, 2021 and August 1, 2022, respectively, with the Company holding an option to renew one of the warehouse leases for a further five years which has been included in the lease term. The Company entered into 4 long term lease agreements in 2020 for the lease of kiosk locations in USA which expire between November 30, 2021 to September 30, 2023.

The Company terminated one of its warehouse leases on January 31, 2020 without penalty for termination and derecognized the lease liability and net right-of-use asset of $33,442 and $42,765, respectively, on the effective date of termination.

The Company incurred $247,262 of lease expenses for year ended December 31, 2020 (2019 - $27,765), for short-term leases and low-value leases which are not included in the measurement of lease liabilities.

The following tables reconciles the change in the lease liabilities and discloses a maturity analysis of the lease liabilities for year ended December 31, 2020 and 2019:

Balance as at January 1, 2019	$1,553,524
Accretion of lease liability	91,112
Repayment of principal and interest

Repayment of principal and interest	(515,387)
Balance as at December 31, 2019	$1,129,249
Lease addition	465,312
Lease termination	(33,442)
Accretion of lease liability	79,205
Repayment of principal and interest	(564,551)
Balance as at December 31, 2020	$1,075,773

			Present value of
	Future minimum		minimum lease
At December 31, 2020	lease payments	Interest	payments
Less than one year	$641,448	$65,216	$576,232
Between one and five years	458,146	84,257	373,889
More than five years	133,118	7,466	125,652
	$1,232,712	$156,939	1,075,773
Current portion of lease liabilities			576,232
Non-current portion of lease liabilities			$499,541